Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net earnings	$ 8,832	$ 5,917	$ 3,301	$ 2,283	$ 5,856	$ 5,863	$ 4,132	$ 5,116	$ 20,333	$ 20,967	$ 22,038
Basic EPS, Shares									33,922	34,321	34,090
Diluted EPS, Shares									34,523	35,006	34,849
Equity-based compensation plans, Shares									601	685	759
Basic EPS, Per Shares Amount	$ 0.26	$ 0.17	$ 0.10	$ 0.07	$ 0.17	$ 0.17	$ 0.12	$ 0.15	$ 0.60	$ 0.61	$ 0.65
Diluted EPS, Per Shares Amount	$ 0.25	$ 0.17	$ 0.10	$ 0.07	$ 0.16	$ 0.17	$ 0.12	$ 0.15	$ 0.59	$ 0.60	$ 0.63